INCOME TAX (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 04, 2014 ILS	Dec. 31, 2014 Israel [Member] USD ($)	Aug. 04, 2014 Israel [Member] USD ($)	Dec. 31, 2014 United States [Member] USD ($)	Aug. 04, 2014 2012 [Member] Israel [Member]	Dec. 31, 2014 2012 [Member] Scenario, Actual [Member]	Dec. 31, 2014 2012 [Member] Preferred Company [Member] Investment Law [Member]	Dec. 31, 2014 2013 [Member] Preferred Company [Member] Investment Law [Member]	Dec. 31, 2014 2014 [Member] Preferred Company [Member] Investment Law [Member]	Aug. 04, 2014 2010 [Member] Israel [Member]
Income Taxes [Line Items]
Minimum percentage of annual income which is derived from export considered for application of reduced corporate tax rate	25.00%
Tax rate applicable to the Company	26.50%	25.00%	25.00%						25.00%	15.00%	12.50%	16.00%
Year under examination								2012					2010
Income tax liability for prior year tax assessments				36.0		$ 10.5
Carry forward tax losses					$ 0.8		$ 13.6
Carry forward tax losses, expiration							Dec. 31, 2022
Tax rate on capital gains									25.00%
Tax rate applicable to betterment									25.00%